Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Long-term debt by maturity:
2018	¥ 2,625,782
2019	3,201,946
2020	3,196,632
2021	10,367,360
2022	1,362,033
2023 and thereafter	7,003,148
Total	27,756,901	¥ 21,972,077
MUFG [Member]
Long-term debt by maturity:
2018	5
2019	3
2020	2
2021	474,984
2022	468,295
2023 and thereafter	2,758,951
Total	3,702,240	1,839,799
BTMU [Member]
Long-term debt by maturity:
2018	1,809,350
2019	1,987,292
2020	1,802,383
2021	8,746,262
2022	571,335
2023 and thereafter	2,803,481
Total	17,720,103	14,076,587
Other Subsidiaries [Member]
Long-term debt by maturity:
2018	816,427
2019	1,214,651
2020	1,394,247
2021	1,146,114
2022	322,403
2023 and thereafter	1,440,716
Total	¥ 6,334,558	¥ 6,055,691